OTHER ACQUISITIONS AND DISPOSITIONS (Details) CAD in Millions, $ in Millions					1 Months Ended					12 Months Ended
	May 01, 2016 USD ($)	Mar. 31, 2016 USD ($)	Feb. 01, 2016 USD ($) MW	Jan. 01, 2016 USD ($)	Dec. 31, 2015 CAD	Apr. 30, 2015 USD ($)	Nov. 30, 2014 CAD	Oct. 31, 2014 USD ($)	Apr. 30, 2014 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD facility	Nov. 30, 2015
Business Acquisition [Line Items]
Gain (loss) on disposal										CAD (833)	CAD (125)	CAD 117
Contributions made to equity investments										765	493	256
Proceeds from sale of assets, net of transaction costs										6	0	196
Purchase price										CAD 13,608	CAD 236	CAD 241
Gas Pacifico and INNERGY | Disposal group, not discontinued operations
Business Acquisition [Line Items]
Gain (loss) on disposal							CAD 9
Ownership interest (percent)							30.00%
Proceeds from sale of assets, net of transaction costs							CAD 9
Proceeds from sale of assets, net of tax							CAD 8
Cancarb Limited | Disposal group, not discontinued operations
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs									CAD 190
Gain (loss) on disposition, gross									108
Gain (loss) on disposition, net of tax									CAD 99
Natural Gas – Ironwood
Business Acquisition [Line Items]
Purchase price | $			$ 653
Power plant capacity (in megawatts) | MW			778
Ontario solar projects | Energy
Business Acquisition [Line Items]
Number of facilities acquired | facility												4
Purchase price												CAD 241
Term of contract to sell solar power (in years)										20 years
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Ownership interest before transaction, percent				49.90%
Total consideration | $				$ 223
Cash received | $				188
Assumption of debt by purchaser | $				$ 35
Iroquois
Business Acquisition [Line Items]
Additional ownership acquired (percent)	0.65%	4.87%
Ownership interest (percent)	50.00%	49.35%
Contributions made to equity investments | $	$ 7	$ 54
Gas Transmission Northwest | Disposal group, disposed of by sale, not discontinued operations | Natural Gas
Business Acquisition [Line Items]
Ownership interest before transaction, percent						30.00%
Total consideration | $						$ 457
Cash received | $						264
Assumption of debt by purchaser | $						98
Gas Transmission Northwest | Disposal group, disposed of by sale, not discontinued operations | Natural Gas | Class B units
Business Acquisition [Line Items]
Receipt of new units | $						$ 95
Bison LLC | Natural Gas
Business Acquisition [Line Items]
Ownership interest before transaction, percent								30.00%
Cash received | $								$ 215
Bruce Power
Business Acquisition [Line Items]
Ownership interest (percent)					48.50%					48.50%	48.50%
Bruce Power | Energy
Business Acquisition [Line Items]
Ownership interest (percent)										48.50%
Bruce B
Business Acquisition [Line Items]
Additional ownership acquired (percent)					14.89%						14.89%
Ownership interest (percent)					46.50%						46.50%		31.60%
Contributions made to equity investments					CAD 236
Bruce A
Business Acquisition [Line Items]
Ownership interest (percent)					48.90%						48.90%		48.90%